6. CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

The cash and cash equivalent balance consists of:

	At December 31	At December 31
(in thousands)	2017	2016

Cash	$2,166	$5,159
Cash in MLJV and MWJV	728	1,160
Cash equivalents	4	5,519
	$2,898	$11,838

Cash equivalents consist of various investment savings account instruments and money market funds all of which are readily convertible into cash.